Leases (Details) - Schedule of supplemental cash flow information related to leases - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Supplemental Cash Flow Information Related To Leases [Abstract]
Cash payments and expenses related to operating leases	$ (280)	$ (170)
Operating lease right-of-use assets and liabilities, net	$ (79)